Credit impairment charges - Modification of financial assets (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets modified during the period
Amortised cost before modification	£ 3,781	£ 1,311
Net modification gain/(loss)	21	(20)
Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	£ 1,194	£ 401